Earnings per share - Weighted average number of ordinary share (Details) - shares				12 Months Ended
	Jan. 01, 2019	Jan. 01, 2018	Jan. 01, 2017	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Earnings per share [line items]
Beginning of period (in shares)	218,786,812	158,166,534	158,166,534	218,786,812	158,166,534		158,166,534
Issuance of shares (in shares)				0	60,815,764		0
Purchase of treasury shares (in shares)				(3,708,315)	(545,486)		0
Withdrawal of treasury shares (in shares)				0	0		0
Sale of treasury shares (in shares)				0	350,000		0
End of period (in shares)				215,078,497	218,786,812		158,166,534
Reconciliation Of Changes In Weighted Average Shares Outstanding [Roll Forward]
Weighted average number of ordinary shares (in shares)	218,786,812	158,166,534	158,166,534	216,029,170.7	191,994,398.17	[1]	158,166,534	[1]
Issuance of shares (in shares)				0	33,823,562		0
Purchase of treasury shares (in shares)				(2,757,641.3)	(13,916.83)		0
Withdrawal of treasury shares (in shares)				0	0		0
Sale of treasury shares (in shares)				0	18,219		0
Shares issued
Earnings per share [line items]
Beginning of period (in shares)	220,024,713	159,208,949	159,208,949	220,024,713	159,208,949		159,208,949
Issuance of shares (in shares)				0	60,815,764		0
Purchase of treasury shares (in shares)				0	0		0
Withdrawal of treasury shares (in shares)				0	0		0
Sale of treasury shares (in shares)				0	0		0
End of period (in shares)				220,024,713	220,024,713		159,208,949
Treasury shares
Earnings per share [line items]
Beginning of period (in shares)	1,237,901	1,042,415	1,042,415	1,237,901	1,042,415		1,042,415
Issuance of shares (in shares)				0	0		0
Purchase of treasury shares (in shares)				3,708,315	545,486		0
Withdrawal of treasury shares (in shares)				0	0		0
Sale of treasury shares (in shares)				0	(350,000)		0
End of period (in shares)				4,946,216	1,237,901		1,042,415

[1]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.